Credit facilities (Details)	6 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Sep. 30, 2023 item	Jun. 30, 2023 USD ($)
Credit facilities
Collateral/Guarantee | item	55		55
Balance				$ 819,000
Interest expense	$ 8,515	$ 14,043
Pony Partners Ltd | Maturities, August 30, 2023
Credit facilities
Weighted average interest rate	5.50%
Collateral/Guarantee	20
Balance				280,000
Pony Partners Ltd | Maturities, September 12, 2023
Credit facilities
Weighted average interest rate	5.50%
Collateral/Guarantee	35
Balance				$ 539,000